Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	47 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Intelligent Real Estate ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.67%	3.88%
Residential REIT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.84%)		(0.43%)
Dow Jones U.S. Select REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	9.36%	1.97%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%	21.13%	14.15%